JPMorgan Trust II

270 Park Avenue

New York, New York 10017

September 22, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan Multi-Cap Market Neutral Fund
File Nos. 002-95973 and 811-04236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the Prospectus for the Fund dated November 1, 2014, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated September 1, 2015 for the Fund (as accepted on September 2, 2015).

Please contact the undersigned at 614-901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary